Consolidated Statement of Stockholders' Equity (USD $)	Total	Common Stock [Member]	Additional Paid in Capital [Member]	Retained Earnings [Member]
Balances at Dec. 31, 2011	$ 13,779,632	$ 1,500	$ 14,998,500	$ (1,220,368)
Increase (Decrease) in Stockholders' Equity
Net income (loss)	534,343			534,343
Issuance of common stock pursuant to public offering	0
Issuance of common shares to repay amount due to Bimini Capital Management, Inc.	411,000	41	410,959
Balances at Dec. 31, 2012	14,724,975	1,541	15,409,459	(686,025)
Increase (Decrease) in Stockholders' Equity
Net income (loss)	(698,006)			(698,006)
Cash dividend declared	(4,661,622)		(4,661,622)
Issuance of common stock pursuant to public offering	35,400,000	23,600	35,376,400
Issuance of common stock pursuant to stock dividend	0	8,276	(8,276)
Issuance of common shares to repay amount due to Bimini Capital Management, Inc.	0
Balances at Dec. 31, 2013	$ 44,765,347	$ 33,417	$ 46,115,961	$ (1,384,031)